SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment of intangible assets	$ 0	$ 0
Gain loss on intangible assets	800,000
Goodwill, Impairment Loss	$ 4,111,079
Variable interest entity percentage	29.00%	29.00%
Assets	$ 36,116,819	$ 23,613,351
Consolidated Entity, Excluding Consolidated VIE [Member]
Assets	$ 100,000	$ 100,000
OT-101 [Member]
Ownership percentage	45.00%
Goodwill, Impairment Loss	$ 4,800,000
Fair Value, Inputs, Level 3 [Member] | PointR [Member]
Contigent consideration	$ 2,625,000